Pensions Healthcare Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect Of One Percentage Point Increase On Service And Interest Cost Components	$ 0.4
Effect Of One Percentage Point Decrease On Service And Interest Cost Components	(0.3)
Effect Of One Percentage Point Increase On Healthcare Benefit Obligation	6.1
Effect Of One Percentage Point Decrease On Healthcare Benefit Obligation	$ (4.7)